Property, Plant and Equipment, net (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Fixed assets
Property, plant and equipment - net	$ 349,677	$ 123,542
Property, plant and equipment ("Non-Contract Assets")
Fixed assets
Property, Plant and Equipment, Gross	480,456	247,661
Accumulated depreciation	(130,779)	(124,119)
Property, plant and equipment - net	349,677	123,542
Property, plant and equipment ("Non-Contract Assets") | Land
Fixed assets
Property, Plant and Equipment, Gross	18,829	2,468
Property, plant and equipment ("Non-Contract Assets") | Building
Fixed assets
Property, Plant and Equipment, Gross	218,903	75,180
Property, plant and equipment ("Non-Contract Assets") | Furniture And Equipment
Fixed assets
Property, Plant and Equipment, Gross	230,267	167,702
Property, plant and equipment ("Non-Contract Assets") | Construction in progress
Fixed assets
Property, Plant and Equipment, Gross	$ 12,457	$ 2,311